Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Held for sale (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disposal Groups [Abstract]
Disposal groups	$ 6,226	$ 115,836
Unallocated impairment losses	(695)	(1,975)
Non-current assets held for sale	290	273
Total assets	5,821	114,134
Liabilities of disposal groups held for sale	$ 5,041	$ 108,406